Borrowing facilities	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowing facilities	21. Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time.
To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

Borrowings, which include interest-bearing and inflation-linked debt, overdrafts and collateral payable, are initially recorded at fair value. This normally reflects the proceeds received (net of direct issue costs for liabilities measured at amortised cost). Subsequently, borrowings are stated
either: i) at amortised cost; or ii) at fair value though profit and loss. Where a borrowing is held at amortised cost, any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest method.

	2025	2024
	£m	£m
Current
Bank loans	488	460
Bonds	1,828	2,841
Commercial paper	2,226	1,444
Lease liabilities	120	114
	4,662	4,859
Non-current
Bank loans	1,834	2,434
Bonds	40,334	39,114
Lease liabilities	709	665
	42,877	42,213
Total borrowings	47,539	47,072
Total borrowings are repayable as follows:

	2025	2024
	£m	£m
Less than 1 year	4,662	4,859
In 1 to 2 years	3,283	2,706
In 2 to 3 years	2,458	3,134
In 3 to 4 years	4,281	2,948
In 4 to 5 years	2,261	4,375
More than 5 years:
By instalments	337	736
Other than by instalments	30,257	28,314
	47,539	47,072
The fair value of borrowings, excluding lease liabilities, at 31 March 2025 was £43,137 million (2024: £42,617 million). Where market values were available, the fair value of borrowings (Level 1) was £34,639 million (2024: £34,281 million). Where market values were not available, the fair value of borrowings (Level 2) was £8,498 million (2024: £8,336 million) and calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2025 was £46,739 million (2024: £46,141 million). There have been no new issuances since the year end.
Collateral is placed with or received from any derivative counterparty where we have entered into a credit support annex to the ISDA Master
Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £49 million (2024: £72 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 33. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein, the information on our website is unaudited.
21. Borrowings continued
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments expected over the lease term. The discount rate applied is the rate implicit in the lease or, if that is not available, the incremental rate of borrowing for a similar term and similar security. The lease term takes account of exercising any extension options that are at our option if we are reasonably certain to exercise the option as well as any lease termination options, unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method.

	2025	2024
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	143	133
1 to 5 years	425	370
More than 5 years	494	507
	1,062	1,010
Less: finance charges allocated to future periods	(233)	(231)
	829	779
The present value of lease liabilities are as follows:
Less than 1 year	120	114
1 to 5 years	347	300
More than 5 years	362	365
	829	779
33. Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities are undrawn.

An analysis of the maturity of our undrawn committed facilities as at 31 March 2025 is shown below:

	2025	2024
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	—	—
In 2 to 3 years	5,982	195
In 3 to 4 years	105	5,859
In 4 to 5 years	1,745	106
More than 5 years	—	1,745
	7,832	7,905
Of the unused facilities at 31 March 2025, £7,792 million (2024: £7,864 million) is available for liquidity purposes, while £40 million (2024: £41 million)
is available as backup to specific US borrowings.